Initial Public Offering (Details) - CIK 0001853314 Gesher I Acquisition Corp - USD ($)				1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 20, 2021	Oct. 14, 2021	Oct. 14, 2021	Oct. 20, 2021	Dec. 31, 2022	Sep. 30, 2022
Initial Public Offering
Number of shares issued (in Shares)		10,000,000	10,000,000
Price per shares (in Dollars per share)		$ 10.00	$ 10.00
Common stock, description		Each Unit consists of one ordinary share and one-half of one warrant. Each whole warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share.
Event exceeding percentage					9.90%	9.90%
Aggregate received (in Shares)					250,000	250,000
Original issuance price					$ 339,065	$ 339,065
Offering costs					1,697,500	1,697,500
Initial Public Offering [Member]
Initial Public Offering
Net proceeds		$ 101,000,000	$ 101,000,000
Purchase price per share (in Dollars per share)		$ 10.10	$ 10.10
Aggregate fair value					$ 1,697,500	$ 1,697,500
Additional Public Units (in Shares)					1,500,000	1,500,000
Over-Allotment Option
Initial Public Offering
Purchase Public Units (in Shares)	1,500,000			1,500,000
Purchase price per shares (in Dollars per share)	$ 10.00			$ 10.00
Generating gross proceeds	$ 15,000,000			$ 15,000,000
Founder Shares [Member]
Initial Public Offering
Sponsor transferred founder shares (in Shares)					50,000	50,000
Aggregate fair value					$ 339,500	$ 339,500